Document And Entity Information	Jan. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2020
Entity Registrant Name	EXTREME NETWORKS INC
Entity Central Index Key	0001078271
Entity Emerging Growth Company	false
Entity File Number	000-25711
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0430270
Entity Address, Address Line One	6480 Via Del Oro
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	408
Local Phone Number	579-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol(s)	EXTR
Name of each exchange on which registered	NASDAQ